Expense Example {- Fidelity Series International Credit Fund} - 12.31 Fidelity Series International Credit Fund PRO-08 - Fidelity Series International Credit Fund - Fidelity Series International Credit Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9